Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Losses attributable to owners of Embraer	$ (44.7)	$ (731.9)	$ (322.3)
Net income attributable to owners of Embraer	$ (44.7)	$ (731.9)	$ (322.3)
Weighted average number of shares (in thousands)	734,730	736,164	735,850
Basic earnings per share - U.S. dollars	$ (0.06)	$ (0.99)	$ (0.44)